Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000068414 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%	[1]
C000068414 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%	[1]
C000068414 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%	[1]
C000068414 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[1]
C000068414 [Member] | SBA Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[1]
C000068414 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[1]
C000068414 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[1]
C000068414 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[1]
C000068414 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000068414 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[1]
C000068414 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000068414 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000068414 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000068414 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000068414 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000068414 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000068414 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000068414 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000068414 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000068414 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000068414 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000068414 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068414 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000068414 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068414 [Member] | Lodging Resorts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068414 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112015 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[2]
C000112015 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000112015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[2]
C000112015 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[2]
C000112015 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[2]
C000112015 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000112015 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[2]
C000112015 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[2]
C000112015 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[2]
C000112015 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[2]
C000112015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000112015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000112015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000112015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112015 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000112015 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162616 [Member] | SMB Private Education Loan Trust Series 2024 F Class A1B 0 00 03 16 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | Morgan Stanley 5 87 04 13 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | JPMorgan Chase And Co 5 77 04 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | KeyCorp 6 28 05 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | American Honda Finance Corp 5 30 04 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | Wells Fargo And Co 5 92 04 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[3]
C000162616 [Member] | Standard Chartered PLC 6 78 07 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 64 04 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 74 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 67 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[3]
C000162616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162616 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000162616 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000162616 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000162616 [Member] | Agency Credit Risk Transfer notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000162616 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197599 [Member] | Kinder Morgan Inc 4 30 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[4]
C000197599 [Member] | Mercedes Benz Finance North America LLC 5 79 03 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000197599 [Member] | Jackson National Life Global Funding 5 50 01 09 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[4]
C000197599 [Member] | Energy Transfer L P 4 05 03 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[4]
C000197599 [Member] | Jabil Inc 5 30 11 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[4]
C000197599 [Member] | AutoNation Inc 5 20 11 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[4]
C000197599 [Member] | Global Payments Inc 5 45 11 14 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[4]
C000197599 [Member] | Conagra Brands Inc 5 22 11 12 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[4]
C000197599 [Member] | Whirlpool Corp 5 19 11 14 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[4]
C000197599 [Member] | Crown Castle Inc 5 22 12 03 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[4]
C000197599 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000197599 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000197599 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000197599 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000197599 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197599 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197599 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 4 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[5]
C000197600 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[5]
C000197600 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[5]
C000197600 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[5]
C000197600 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000197600 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000197600 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000197600 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000197600 [Member] | Municipal obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000197600 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000197600 [Member] | Security types each less than 1 of net assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218086 [Member] | Churchill Downs Inc 5 50 04 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[6]
C000218086 [Member] | Cargo Aircraft Management Inc 4 75 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[6]
C000218086 [Member] | Victoria s Secret And Co 4 63 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[6]
C000218086 [Member] | AMN Healthcare Inc 4 00 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[6]
C000218086 [Member] | Arches Buyer Inc 4 25 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[6]
C000218086 [Member] | USA Compression Partners L P USA Compression Finance Corp 6 88 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[6]
C000218086 [Member] | Bausch And Lomb Corp 8 38 10 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[6]
C000218086 [Member] | Venture Global LNG Inc 9 50 02 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[6]
C000218086 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[6]
C000218086 [Member] | Western Digital Corp 4 75 02 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[6]
C000218086 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218086 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000218086 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218086 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222994 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[7]
C000222994 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[7]
C000222994 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[7]
C000222994 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[7]
C000222994 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[7]
C000222994 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000222994 [Member] | Gibson Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000222994 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000222994 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[7]
C000222994 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000222994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000222994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000222994 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000222994 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000222994 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222994 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000239743 [Member] | Madison Park Funding XXXVII Ltd Series 2019 37A Class AR2 619 04 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[8]
C000239743 [Member] | CIFC Funding Ltd Series 2023 2A Class A 6 37 01 21 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[8]
C000239743 [Member] | TICP CLO VII Ltd Series 2017 7A Class ASR2 5 95 04 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[8]
C000239743 [Member] | Owl Rock CLO VIII LLC Series 2022 8A Class AT 7 83 11 20 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[8]
C000239743 [Member] | AGL CLO 29 Ltd Series 2024 29A Class A1 619 04 21 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[8]
C000239743 [Member] | Antares CLO Ltd Series 2020 1A Class A1R 6 35 10 23 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[8]
C000239743 [Member] | Neuberger Berman Loan Advisers CLO 40 Ltd Series 2021 40A Class A 5 97 04 16 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[8]
C000239743 [Member] | Golub Capital Partners CLO 47 M GP Ltd Series 2020 47A Class A1A 617 08 05 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[8]
C000239743 [Member] | OCP CLO Ltd Series 2015 9A Class A1R2 5 90 01 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[8]
C000239743 [Member] | OCP CLO Ltd Series 2024 31A Class A1 6 25 04 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[8]
C000239743 [Member] | Maturing in 6 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000239743 [Member] | Maturing in 11 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000239743 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239744 [Member] | Zegona Finance PLC 8 63 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[9]
C000239744 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[9]
C000239744 [Member] | Iliad Holding S A S 6 50 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[9]
C000239744 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000239744 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[9]
C000239744 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 95 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[9]
C000239744 [Member] | Tenet Healthcare Corp 6 75 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[9]
C000239744 [Member] | ZF North America Capital Inc 6 88 04 14 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[9]
C000239744 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[9]
C000239744 [Member] | Mativ Holdings Inc 8 00 10 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[9]
C000239744 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239744 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000239744 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239745 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2023 RB 6 00 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[10]
C000239745 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2023 RB 5 00 08 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[10]
C000239745 [Member] | Virginia Beach Development Authority Westminster Canterbury on Chesapeake Bay Series 2023 B 3 RB 5 38 09 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[10]
C000239745 [Member] | Wisconsin State of Public Finance Authority Series 2024 RB 5 50 12 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[10]
C000239745 [Member] | Lee County of FL Industrial Development Authority Series 2019 A 1 Ref RB 4 00 04 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[10]
C000239745 [Member] | Metropolitan Transportation Authority Series 2016 B Ref RB 5 00 11 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[10]
C000239745 [Member] | Portland Port of OR Green Bonds Twenty Ninth Series 2023 RB 5 25 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[10]
C000239745 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 C Ref RB 5 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[10]
C000239745 [Member] | Allentown City of PA Neighborhood Improvement Zone Development Authority Series 2022 Ref RB 5 00 05 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[10]
C000239745 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Penndot Major Bridges The Series 2022 RB 5 50 06 30 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[10]
C000239745 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.70%
C000239745 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000239745 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000239746 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[11]
C000239746 [Member] | Morgan Stanley Bank N A 5 88 10 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[11]
C000239746 [Member] | NatWest Group PLC 7 47 11 10 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[11]
C000239746 [Member] | Ford Motor Credit Co LLC 7 90 03 06 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[11]
C000239746 [Member] | Barclays PLC 7 33 11 02 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[11]
C000239746 [Member] | UBS AG 5 80 09 11 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[11]
C000239746 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 10 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[11]
C000239746 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 50 07 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[11]
C000239746 [Member] | U S Treasury Notes 3 50 09 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[11]
C000239746 [Member] | U S Treasury Notes 3 88 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[11]
C000239746 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000239746 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000239746 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000239746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000239746 [Member] | Agency Credit Risk Transfer notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239746 [Member] | Municipal obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239746 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250918 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[12]
C000250918 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[12]
C000250918 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%	[12]
C000250918 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[12]
C000250918 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[12]
C000250918 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[12]
C000250918 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000250918 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000250918 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[12]
C000250918 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[12]
C000250918 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000250918 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000250918 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250919 [Member] | Wells Fargo Bank N A Invesco S And P 500 Equal Weight ETF Conv [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[13]
C000250919 [Member] | Canadian Imperial Bank of Commerce Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[13]
C000250919 [Member] | Canadian Imperial Bank of Commerce Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000250919 [Member] | UBS AG Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[13]
C000250919 [Member] | Citigroup Global Markets Holdings Inc Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[13]
C000250919 [Member] | Morgan Stanley Finance LLC Invesco S And P 500 Equal Weight ETF Series E125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[13]
C000250919 [Member] | Citigroup Global Markets Holdings Inc Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[13]
C000250919 [Member] | Wells Fargo Bank N A Invesco S And P 500 Equal Weight ETF Conv Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[13]
C000250919 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[13]
C000250919 [Member] | Mizuho Markets Cayman L P Invesco S And P 500 Equal Weight ETF Conv [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[13]
C000250919 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000250919 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000250919 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000251085 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[14]
C000251085 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[14]
C000251085 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[14]
C000251085 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[14]
C000251085 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000251085 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[14]
C000251085 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[14]
C000251085 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[14]
C000251085 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[14]
C000251085 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[14]
C000251085 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000251085 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000251085 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.